Other Information by Nature - Summary of Breakdown of Depreciation and Amortization (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 64,822	€ 56,383	€ 54,103
Cost of sales [member]
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	53,550	46,258	45,296
Selling and Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	722	787	844
Research and Development Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	3,468	3,353	2,580
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 7,082	€ 5,985	€ 5,383